BUSINESS COMBINATIONS (Details 1)	12 Months Ended
Jun. 30, 2016
CAGR performance target, 21% [Member]
Business Acquisition [Line Items]
Premium Shares of Incentive Shares, CAGR Performance Target	3.00%
CAGR performance target, 22% [Member]
Business Acquisition [Line Items]
Premium Shares of Incentive Shares, CAGR Performance Target	6.00%
CAGR performance target, 23% [Member]
Business Acquisition [Line Items]
Premium Shares of Incentive Shares, CAGR Performance Target	9.00%
CAGR performance target, 24% [Member]
Business Acquisition [Line Items]
Premium Shares of Incentive Shares, CAGR Performance Target	12.00%
CAGR performance target, 25% [Member]
Business Acquisition [Line Items]
Premium Shares of Incentive Shares, CAGR Performance Target	15.00%